Expenses (Details) - Schedule of Finance and Other Costs - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Finance and Other Costs [Abstract]
Interest on bank overdrafts, loans and other financial liabilities	$ 346,465	$ 328,449
Interest on lease liabilities	42,850	21,845
Commission and other borrowings	232,911	122,000
Collection charges	15,715	125,930
Foreign exchange losses on borrowings
Share warrant expenses		1,607,791
Other costs – interest on tax payables	1,016	4,389
Finance and other costs, Total	$ 638,957	$ 2,210,404